INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Intangible Assets
	December 31,
	2025	2024
Commercial licenses
Cost	$2,670	$2,509
Accumulated amortization	(1,218)	(956)
Amortized cost	$1,452	$1,553